Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting

5.    Segment reporting

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”) since the role encompasses authority over resource allocation decisions and performance assessment, mainly analyzing performance from the production obtained in the operations. The Company has identified 10 operating segments:

●	Canada – Silicon Metals
●	Canada – Silicon Alloys
●	U.S. – Silicon Metals
●	U.S. - Silicon Alloys
●	Europe – Manganese Alloys
●	Europe – Silicon Metals
●	Europe - Silicon Alloys
●	South Africa – Silicon Metals
●	South Africa – Silicon Alloys; and
●	Other segments

The operating segments described above are those components whose operating results are regularly reviewed by the entity’s CODM to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. This is due to the integrated operations within each region and product family and the ability to reallocate production based on the individual capacity of each plant. Additionally, economic factors that may impact our results of operations, such as currency fluctuations and energy costs, are also assessed at a regional and product level.

The Company’s North America- Silicon Metal and North America – Silicon Alloys reportable segments are the result of the aggregation of the operating segments of the United States and Canada Silicon Metals and the operating segments of the United States and Canada Silicon Alloys. These operating segments have been aggregated as they have similar long-term economic characteristics and there is similarity of competitive and operating risks and the political environment in the United States and Canada. The Europe-Silicon Metals, the Europe-Silicon Alloys, the Europe -Manganese, the South Africa – Silicon Metals and South Africa – Silicon Alloys reportable segments are equal to each related Operating segment.

All other segments that do not meet the quantitative threshold for separate reporting and are deemed to have similar economic characteristics have been grouped as “Other segments”, which mainly includes holding entities in the United Kingdom and Ferroglobe Advanced Material, a Spanish subsidiary.

The consolidated income statements as of December 31, 2025, 2024 and 2023, respectively, by reportable segment, are as follows:

	2025
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	284,395	265,833	363,929	220,946	149,516	7,844	79,524	30,148	(67,014)	1,335,121
Sales to third parties	284,272	265,248	350,547	210,037	144,965	5,417	62,576	12,059		1,335,121
Intercompany sales	123	585	13,382	10,909	4,551	2,427	16,948	18,089	(67,014)	—
Raw materials	(147,940)	(111,876)	(242,845)	(133,868)	(127,870)	(11,919)	(45,512)	(14,601)	67,074	(769,357)
Energy consumption for production	(60,067)	(33,948)	(37,372)	1,793	(7,674)	(1,441)	(22,759)	(2,706)	—	(164,174)
Other operating income	9,148	701	29,934	37,671	8,048	13	98	41,711	(44,489)	82,835
Staff costs	(58,049)	(43,747)	(33,649)	(61,850)	(27,931)	(1,938)	(11,213)	(32,272)	—	(270,649)
Other operating expense	(33,706)	(32,438)	(91,745)	(61,055)	(24,139)	(1,821)	(3,470)	(41,954)	44,429	(245,899)
Depreciation and amortization charges	(33,200)	(16,730)	(4,637)	(13,297)	(5,672)	(54)	(4,995)	(6,366)	—	(84,951)
Impairment (loss) gain	(11,259)	—	(7,691)	—	1,834	(372)	—	—	—	(17,488)
Other (loss) gain	(281)	(296)	—	8	12	162	1,401	99	—	1,105
Operating (loss) profit	(50,959)	27,499	(24,076)	(9,652)	(33,876)	(9,526)	(6,926)	(25,941)	—	(133,457)

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2024
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	386,429	279,806	367,498	393,278	181,702	67,944	91,021	43,001	(166,740)	1,643,939
Sales to third parties	365,429	240,352	350,646	374,373	172,148	51,856	71,581	17,554		1,643,939
Intercompany sales	21,000	39,454	16,852	18,905	9,554	16,088	19,440	25,447	(166,740)
Raw materials	(196,522)	(134,153)	(230,727)	(210,391)	(147,642)	(37,452)	(41,599)	(25,133)	167,797	(855,822)
Energy consumption for production	(71,025)	(29,051)	(21,924)	4,373	7,699	(22,786)	(34,820)	(3,774)	—	(171,308)
Other operating income	10,987	134	24,902	46,241	5,967	65	83	44,978	(48,979)	84,378
Staff costs	(57,992)	(43,342)	(31,355)	(71,647)	(23,613)	(6,270)	(9,978)	(35,667)	—	(279,864)
Other operating expense	(34,497)	(29,340)	(77,607)	(84,209)	(24,284)	(7,502)	(5,394)	(50,271)	47,922	(265,182)
Depreciation and amortization charges	(25,632)	(17,209)	(6,550)	(11,458)	(3,692)	(2,863)	(4,622)	(3,437)	—	(75,463)
Impairment (loss) gain	(17,962)	—	(2,629)	—	(3,646)	(12,953)	—	(5,862)	—	(43,052)
Other (loss) gain	(892)	(43)	—	155	68	—	(6)	1,273	—	555
Operating (loss) profit	(7,106)	26,802	21,608	66,342	(7,441)	(21,817)	(5,315)	(34,892)	—	38,181

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2023
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	505,472	283,180	277,508	307,230	216,465	50,071	109,684	54,921	(154,497)	1,650,034
Sales to third parties	465,647	251,936	274,223	297,206	209,627	45,320	68,813	37,262		1,650,034
Intercompany sales	39,825	31,244	3,285	10,024	6,838	4,751	40,871	17,659	(154,497)
Raw materials	(240,482)	(137,307)	(226,463)	(206,727)	(160,780)	(16,401)	(45,491)	(30,391)	156,105	(907,937)
Energy consumption for production	(72,680)	(27,886)	42,624	103,423	52,371	(27,602)	(36,710)	(4,889)	—	28,651
Other operating income	6,605	3,896	36,628	40,321	21,149	594	(142)	50,655	(58,714)	100,992
Staff costs	(67,160)	(37,744)	(28,326)	(79,114)	(42,069)	(5,007)	(10,412)	(36,027)	—	(305,859)
Other operating expense	(44,304)	(26,840)	(69,897)	(71,632)	(44,132)	(11,223)	(10,718)	(48,309)	56,965	(270,090)
Depreciation and amortization charges	(32,313)	(15,183)	(7,835)	(6,325)	(3,005)	(1,840)	(4,056)	(2,975)	—	(73,532)
Impairment (loss) gain	(21,008)	—	(1,571)	—	(3,619)	478	—	430	—	(25,290)
Other (loss) gain	(71)	(115)	1	79	47	—	—	30	—	(29)
Operating (loss) profit	34,059	42,001	22,669	87,255	36,427	(10,930)	2,155	(16,555)	(141)	196,940

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

Other disclosures

Sales by product line

Sales by major product line are as follows:

	Year Ended December 31,
	2025	2024	2023
	US$'000	US$'000	US$'000
Silicon metal	430,155	726,650	722,226
Manganese-based alloys	357,724	332,845	259,197
Ferrosilicon	282,560	272,386	330,946
Other silicon-based alloys	115,823	131,744	159,441
Silica fume	27,705	31,323	33,804
Other	121,154	148,991	144,420
Total	1,335,121	1,643,939	1,650,034

Information about major customers

Total sales of $599,501 thousand, $921,029 thousand, and $1,322,724 thousand were attributable to the Company’s top 10 customers in 2025, 2024, and 2023, respectively. During 2025, 2024, and 2023, sales corresponding to its largest customer, Dow Silicones Corporation, represented 12.3%, 16.8% and 17.0%, respectively of the Company’s sales. Sales to Dow Silicones Corporation are included partially in the North America – Silicon Metal segment and partially in the Europe - Silicon Metal segment. Trade receivables from Dow Silicones Corporation as of December 31, 2025 and 2024 are $21,663 thousand and $28,109 thousand, respectively.

Non-current assets by geographical area

Non-current assets, other than financial instruments, deferred tax assets, post-employment benefit assets and rights arising under insurance contracts, by geographical area are as follows:

	Year ended December 31,
	2025	2024
	US$´000	US$´000
United Kingdom	206	338
United States of America	212,143	241,325
Europe
Spain	130,195	132,385
France	174,536	131,479
Other European Countries	14,719	7,968
Total non-current assets in Europe	319,450	271,832
Rest of the World	123,232	115,024
Total	655,031	628,519